Segment information - Geographic Revenues (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 169	$ 269	$ 222	$ 615	$ 632	$ 907	$ 961	$ 1,254
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	78	74	112	180	346	486	480	469
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	43	63	32	160	85	125	89	215
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	19	26	32	67	86	121	51	137
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	20	44	20	100	66	105	107	74
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	0	51	0	80	0
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue						0	0	198
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 9	$ 11	$ 26	$ 28	$ 49	$ 70	$ 234	$ 161